Interest bearing loans and borrowings - Summary Of Movements In The Carrying Value Of The Embedded Derivative (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of nominal amount of credit derivative [abstract]
At the beginning of the year	£ 0	£ 0
Arising during the year	11,913	0
Fair value movements recorded in profit or loss (recognised within ‘FV changes on derivative financial instruments held at FVTPL')	63,158	0
Reclassified to equity	(75,071)	0
At the end of the year	£ 0	£ 0